T. ROWE PRICE RETIREMENT 2055 FUND
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
PORTFOLIO OF INVESTMENTS(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 92.1%
T. Rowe Price Funds:
Growth Stock Fund	835,286	11,092	106,958	9,345,909	880,104
Value Fund	699,376	39,485	25,115	21,836,970	793,337
Equity Index 500 Fund	309,986	57,487	53,247	3,751,272	349,619
International Stock Fund	274,338	5,434	11,412	16,042,625	304,970
Overseas Stock Fund	290,732	10,335	35,214	27,886,053	299,775
International Value Equity Fund	276,707	11,134	15,782	23,759,877	297,949
Emerging Markets Stock Fund	179,284	1,530	18,341	4,142,975	194,140
Mid-Cap Growth Fund	162,733	3,266	9,144	1,688,327	173,442
Mid-Cap Value Fund	136,760	2,754	6,364	5,549,519	150,225
New Horizons Fund(2)	124,681	470	17,991	1,515,249	121,250
Small-Cap Stock Fund(2)	94,656	6,159	9,939	1,908,041	101,947
Small-Cap Value Fund	81,678	1,384	3,911	2,041,944	88,702
Real Assets Fund	75,416	2,493	3,589	7,269,994	82,442
U. S. Large-Cap Core Fund	18,364	29,108	1,426	1,772,400	50,850
Emerging Markets Discovery Stock
Fund	1,534	10,977	512	1,026,394	12,163
Total Equity Mutual Funds (Cost $3,216,326)					3,900,915

BOND MUTUAL FUNDS 5.6%
T. Rowe Price Funds:
New Income Fund	102,011	11,976	5,140	11,184,320	111,060
International Bond Fund (USD
Hedged)	36,497	934	1,790	3,556,975	36,352
U. S. Treasury Long-Term Fund	32,345	921	1,625	2,032,855	30,981
Dynamic Global Bond Fund	25,032	640	1,116	2,533,037	24,798
High Yield Fund	13,983	481	615	2,232,738	14,424
Emerging Markets Bond Fund	12,456	385	1,559	1,102,874	12,352
Floating Rate Fund	6,611	197	1,363	605,363	5,630
Total Bond Mutual Funds (Cost $224,967)					235,597

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2055 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.4%
T. Rowe Price Funds:
U. S. Treasury Money Fund,
0.24% (3)	41,560	112,215	50,037	103,737,770	103,738
Total Short-Term Investments (Cost $103,738)					103,738

Total Investments in Securities 100.1%
(Cost $3,545,031)					$4,240,250
Other Assets Less Liabilities (0.1)%					(2,977)
Net Assets 100.0%					$4,237,273

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2055 FUND

AFFILIATED COMPANIES
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$94	$242	$160
Emerging Markets Bond Fund	(6)	1,070	155
Emerging Markets Discovery
Stock Fund	80	164	—
Emerging Markets Stock Fund	1,881	31,667	—
Equity Index 500 Fund	10,919	35,393	1,462
Floating Rate Fund	(59)	185	71
Growth Stock Fund	31,856	140,684	—
High Yield Fund	40	575	212
International Bond Fund (USD
Hedged)	91	711	185
International Stock Fund	2,389	36,610	—
International Value Equity Fund	1,019	25,890	—
Mid-Cap Growth Fund	1,773	16,587	—
Mid-Cap Value Fund	748	17,075	—
New Horizons Fund	5,660	14,090	—
New Income Fund	316	2,213	767
Overseas Stock Fund	(363)	33,922	—
Real Assets Fund	580	8,122	—
Small-Cap Stock Fund	849	11,071	—
Small-Cap Value Fund	541	9,551	—
U. S. Large-Cap Core Fund	285	4,804	—
U. S. Treasury Long-Term Fund	343	(660)	154
Value Fund	5,999	79,591	—
U. S. Treasury Money Fund	—	—	69
Totals	$65,035#	$469,557	$3,235+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3,235 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2055 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2055 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.